Accrued Expenses	12 Months Ended
Sep. 30, 2015
Payables and Accruals [Abstract]
Accrued Expenses

7. Accrued Expenses

The significant components of accrued expenses were as follows:

	September 30, 2015	September 30, 2014
Uninvoiced inventory receipts	$37,501	$23,744
Employee-related accruals	31,836	24,463
Other	55,457	32,078
	$124,794	$80,285